Interest in Other Entities (Details) - Schedule of cash flows - Jeffs’ Brands Ltd.[Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Interest in Other Entities (Details) - Schedule of cash flows [Line Items]
Cash flow used in operating activities	$ (863)
Cash flow used in investing activities	(4,730)
Cash flow from financing activities	5,695
Net increase in cash and cash equivalents	$ 102